Derivative instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivative instruments [Abstract]
Disclosure of derivative financial instruments [text block]
9. Derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
($M)	Dec 31, 2018	Dec 31, 2017
Fair value of contracts, beginning of year	(70,713)	(69,651)
Reversal of opening contracts settled during the year	57,719	43,324
Assumed in acquisitions	(274)	—
Realized (loss) gain on contracts settled during the year	(111,258)	4,721
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	51,607	(44,386)
Net receipt from counterparties on contract settlements during the year	111,258	(4,721)
Fair value of contracts, end of year	38,339	(70,713)
Comprised of:
Current derivative asset	95,667	17,988
Current derivative liability	(41,016)	(78,905)
Non-current derivative asset	1,215	2,552
Non-current derivative liability	(17,527)	(12,348)
Fair value of contracts, end of year	38,339	(70,713)

The loss (gain) on derivative instruments for 2018 and 2017 were comprised of the following:

	Year Ended
($M)	Dec 31, 2018	Dec 31, 2017
Realized loss (gain) on contracts settled during the year	111,258	(4,721)
Reversal of opening contracts settled during the year	(57,719)	(43,324)
Unrealized (gain) loss on contracts outstanding at the end of the year	(51,607)	44,386
Loss (gain) on derivative instruments	1,932	(3,659)

Please refer to Note 19 (Supplemental information) for a listing of Vermilion's outstanding derivative instruments as at December 31, 2018.